PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Net

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Electronic equipment	60,737	64,698	9,915
Furniture	11,738	11,467	1,757
Vehicles	1,168	793	122
Leasehold improvements	277,042	293,061	44,914
	350,685	370,019	56,708
Less: accumulated depreciation	213,345	262,482	40,227
Property and equipment, net	137,340	107,537	16,481